Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Schedule of trade and other receivables	Trade and other receivables are composed of receivables which are detailed below:

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Trade receivables	1,126,445	817,707
Interest receivables	37,720	40,214
Tax receivables	32,733	40,886
Other receivables	171	5,664
Total trade and other receivables	1,197,070	904,471